Contents of Significant Accounts - Financial Assets at Fair Value through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of financial assets [line items]
Total	$ 18,456,932		$ 17,138,461
Current	606,018	$ 18,482	443,601
Noncurrent	17,850,914	$ 544,401	16,694,860
Common stocks [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	8,759,564		9,170,230
Preferred stocks [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	3,475,613		2,862,119
Funds [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	5,792,863		4,472,097
Convertible bonds [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	363,430		480,715
Forward exchange contracts [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	2		0
Others [member]
Disclosure of financial assets [line items]
Financial assets mandatorily measured at fair value through profit or loss	$ 65,460		$ 153,300